Summary of Outstanding Borrowings and Borrowing Capacities (Detail) - USD ($)	Mar. 31, 2021	Feb. 28, 2021
Debt Instrument [Line Items]
Total Borrowing	$ 4,325,804,000
Available Borrowing, as limited by the Borrowing Base	166,388,000
Current and Available Borrowing, as limited by the Borrowing Base	4,492,192,000
Total Commitment	5,191,073,000
TL Revolving Credit Facility
Debt Instrument [Line Items]
Total Borrowing	1,163,000,000
Available Borrowing, as limited by the Borrowing Base	166,388,000
Current and Available Borrowing, as limited by the Borrowing Base	1,329,388,000
Total Commitment	1,500,000,000
TL 2019 Term Loan
Debt Instrument [Line Items]
Total Borrowing	146,788,000
Current and Available Borrowing, as limited by the Borrowing Base	146,788,000
Total Commitment	146,788,000
TL 2021 Term Loan
Debt Instrument [Line Items]
Total Borrowing	69,827,000
Current and Available Borrowing, as limited by the Borrowing Base	69,827,000
Total Commitment	69,827,000	$ 70,270,000
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Total Borrowing	671,731,000
Current and Available Borrowing, as limited by the Borrowing Base	671,731,000
Total Commitment	1,200,000,000
TMCL VI Term Loan
Debt Instrument [Line Items]
Total Borrowing	218,821,000
Current and Available Borrowing, as limited by the Borrowing Base	218,821,000
Total Commitment	218,821,000
TMCL VII 2019-1 Bonds
Debt Instrument [Line Items]
Total Borrowing	296,334,000
Current and Available Borrowing, as limited by the Borrowing Base	296,334,000
Total Commitment	296,334,000
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
Total Borrowing	422,644,000
Current and Available Borrowing, as limited by the Borrowing Base	422,644,000
Total Commitment	422,644,000
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
Total Borrowing	579,382,000
Current and Available Borrowing, as limited by the Borrowing Base	579,382,000
Total Commitment	579,382,000
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
Total Borrowing	210,945,000
Current and Available Borrowing, as limited by the Borrowing Base	210,945,000
Total Commitment	210,945,000
TMCL VII 2021-1 Bonds
Debt Instrument [Line Items]
Total Borrowing	546,332,000
Current and Available Borrowing, as limited by the Borrowing Base	546,332,000
Total Commitment	$ 546,332,000